UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F Cover Page



              Report for the Calendar Year or Quarter Ended March 31, 2010

Check here if Amendment:              |_|; Amendment Number: ____

This  Amendment  (Check  only  one):  |_|  is a restatement
                                      |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Jasinkiewicz Capital Management, LLC

Address:  51 JFK Parkway
          Suite 307
          Short Hills, New Jersey 07078

13F File Number: 028-13686

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Paul Jasinkiewicz
Title:   Managing Member
Phone:   973-671-0663


Signature, Place and Date of Signing:

/s/ Paul Jasinkiewicz            New York, New York           May 12, 2010
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type: (Check only one):

[_] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:

No.        Form 13F File Number                 Name

1.         028-10684                            Millennium Management LLC

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       0

Form 13F Information Table Entry Total:  32

Form 13F Information Table Value Total:  $15,289
                                          (thousands)


List of Other Included Managers:

NONE


                                                     FORM 13F INFORMATION TABLE
                                                Jasinkiewicz Capital Management, LLC
                                                           March 31, 2010
COLUMN 1                      COLUMN 2         COLUMN 3   COLUMN 4        COLUMN 5      COLUMN 6    COL 7          COLUMN 8

                                                          VALUE     SHS OR  SH/ PUT/  INVESTMENT    OTHER     VOTING AUTHORITY
NAME OF ISSUER                TITLE OF CLASS   CUSIP     (x$1000)   PRN AMT PRN CALL  DISCRETION    MGRS   SOLE    SHARED    NONE
--------------                --------------   ------     --------  ------- --- ----  ----------    ----   -----   ------    ----
AEGEAN MARINE PETROLEUM NETW  SHS              Y0017S102    759      26,758 SH        SOLE          NONE    26,758
APACHE CORP                   COM              037411105    541       5,326 SH        SOLE          NONE     5,326
ARENA RESOURCES INC           COM              040049108  1,053      31,530 SH        SOLE          NONE    31,530
ATLAS ENERGY INC              COM              049298102  1,339      43,016 SH        SOLE          NONE    43,016
BALTIC TRADING LIMITED        COM              Y0553W103    274      20,203 SH        SOLE          NONE    20,203
CABOT OIL & GAS CORP          COM              127097103    461      12,540 SH        SOLE          NONE    12,540
CARBO CERAMICS INC            COM              140781105    961      15,409 SH        SOLE          NONE    15,409
CMS ENERGY CORP               COM              125896100    217      14,062 SH        SOLE          NONE    14,062
CRIMSON EXPLORATION INC       COM NEW          22662K207    142      48,527 SH        SOLE          NONE    48,527
DENBURY RES INC               COM NEW          247916208    399      23,648 SH        SOLE          NONE    23,648
DEVON ENERGY CORP NEW         COM              25179M103    289       4,493 SH        SOLE          NONE     4,493
EOG RES INC                   COM              26875P101  1,510      16,250 SH        SOLE          NONE    16,250
EXXON MOBIL CORP              COM              30231G102    685      10,222 SH        SOLE          NONE    10,222
FPL GROUP INC                 COM              302571104    362       7,500 SH        SOLE          NONE     7,500
FRONTIER OIL CORP             COM              35914P105    210      15,573 SH        SOLE          NONE    15,573
GENCO SHIPPING & TRADING LTD  SHS              Y2685T107    413      19,545 SH        SOLE          NONE    19,545
HALLIBURTON CO                COM              406216101    327      10,846 SH        SOLE          NONE    10,846
MURPHY OIL CORP               COM              626717102    429       7,639 SH        SOLE          NONE     7,639
NOBLE ENERGY INC              COM              655044105    319       4,372 SH        SOLE          NONE     4,372
NORTHERN OIL & GAS INC NEV    COM              665531109    202      12,749 SH        SOLE          NONE    12,749
OCCIDENTAL PETE CORP DEL      COM              674599105  1,020      12,061 SH        SOLE          NONE    12,061
PG&E CORP                     COM              69331C108    445      10,501 SH        SOLE          NONE    10,501
PETROHAWK ENERGY CORP         COM              716495106    336      16,559 SH        SOLE          NONE    16,559
PIONEER NAT RES CO            COM              723787107    334       5,938 SH        SOLE          NONE     5,938
PUBLIC SVC ENTERPRISE GROUP   COM              744573106    282       9,566 SH        SOLE          NONE     9,566
ST MARY LD & EXPL CO          COM              792228108    447      12,853 SH        SOLE          NONE    12,853
STONE ENERGY CORP             COM              861642106    209      11,799 SH        SOLE          NONE    11,799
SULPHCO INC                   COM              865378103     36     122,549 SH        SOLE          NONE   122,549
TESORO CORP                   COM              881609101    224      16,084 SH        SOLE          NONE    16,084
TOTAL S A                     SPONSORED ADR    89151E109    589      10,150 SH        SOLE          NONE    10,150
WEATHERFORD INTERNATIONAL LT  REG              H27013103    301      19,007 SH        SOLE          NONE    19,007
WILLBROS GROUP INC DEL        COM              969203108    173      14,381 SH        SOLE          NONE    14,381







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